UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

                                                  3007 Dehesa Road

                                                        El Cajon, CA                        92019

                                                                     (Address of principal executive offices)

                                                                     (Zip code)

John Tang

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sycuan US Value Fund

	Schedule of Investments
	December 31, 2004

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Airlines
920	AMR Corp *	$ 10,074
1,510	Delta Air Lines, Inc. *	11,295
		21,369	1.44%

Auto Components
1,610	Delphi Corp.	14,522
2,480	Goodyear Tire & Rubber *	36,357
		50,879	3.42%

Automobiles
2,880	Ford Motor Co.	42,163
1,030	General Motors Corp.	41,262
		83,425	5.61%

Capital Markets
950	JP Morgan Chase and Co.	37,060	2.49%

Chemicals
530	Great Lakes Chemical Corp.	15,100	1.02%

Commercial Services & Supplies
460	Waste Management, Inc.	13,772	0.93%

Communication Equipment
8,940	Lucent Technologies *	33,614	2.26%

Computers & Peripherals
2,200	Hewlett Packard Company	46,134	3.10%

Diversified Financial Services
510	CIT Group Inc.	23,368	1.57%

Diversified Telecom. Services
2,080	BellSouth Corporation	57,803
2,080	SBC Communications, Inc.	53,602
980	Verizon Communications	39,700
		151,105	10.17%

Electric Utilities
400	American Electric Power Co. Inc.	13,736	0.92%

Food & Staples Retailing
2,490	Albertson's Inc.	59,461
2,470	Kroger Co.*	43,324
2,930	Safeway Inc. *	57,838
		160,623	10.81%

Health Care Providers & Services
2,020	Service Corp. International *	15,049
3,390	Tenet Healthcare Corporation *	37,222
		52,271	3.52%

Household Durables
590	American Greetings Corp. A Shares	14,957
1,060	Newell Rubbermaid Inc.	25,641
710	Tupperware Corporation	14,711
		55,309	3.72%

IT Services
1,880	Electronic Data Systems Corp	43,428
2,340	Unisys Corp. *	23,821
		67,249	4.52%

Insurance
360	HCA Inc.	14,386
430	Loews Corp	30,229
500	Marsh & McLennan Cos. Inc.	16,450
950	Phoenix Companies Inc.	11,875
2,700	Unum Provident Corp	48,438
		121,378	8.17%

Multiline Retail
650	May Department Stores Co.	19,110	1.29%

Office Electronics
1,960	Xerox Corporation *	33,340	2.24%

Oil & Gas
4,580	El Paso Corporation	47,632
		47,632	3.20%

Pharmaceuticals
2,240	Bristol -Myers Squibb Co.	57,389
2,120	Merck & Co.	68,137
2,050	Pfizer Inc.	55,125
2,890	Schering-Plough Corp	60,343
520	Wyeth	22,147
		263,140	17.70%

Semiconductors & Equipment
3,780	Micron Technology *	46,683	3.14%

Specialty Retail
1,620	Toys R Us *	33,161	2.23%

Tobacco
1,020	Altria	62,322
230	Reynolds American	18,078
		80,400	5.42%

Total for Common Stock (Cost-$1,402,274)		1,469,858	98.89%

Cash Equivalents
29,772	First American Treasury Obligation Fund Cl S 1.51% **	29,772	2.00%
	(Cost-$29,772)

	Total Investments	1,499,630	100.89%
	(Cost-$1,432,046)

	Liabilities in Excess of Other Assets	(13,244)	-0.89%

	Net Assets	$ 1,486,386	100.00%

* Non-Income Producing Securities
** Variable rate security; the coupon rate shown represents the rate at December 31, 2004
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND (Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,432,046 amounted to $67,584, which consisted of aggregate gross unrealized appreciation of $134,145 and aggregate gross unrealized depreciation of $66,561.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By : /s/ Henry Murphy

      Henry Murphy

      President

Date:                 2-22-05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Henry Murphy

      Henry Murphy

      President

Date:                 2-22-05

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                 2-22-05